Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of presentation

Ur-Energy Inc. was incorporated on March 22, 2004 under the laws of the Province of Ontario. The Company continued under the Canada Business Corporations Act on August 8, 2006. These financial statements have been prepared by management in accordance with United States generally accepted accounting principles (“US GAAP”) and include all of the assets, liabilities and expenses of the Company and its wholly-owned subsidiaries Ur-Energy USA Inc., NFU Wyoming, LLC, Lost Creek ISR, LLC, NFUR Bootheel, LLC, Hauber Project LLC, NFUR Hauber, LLC, ISL Resources Corporation, ISL Wyoming, Inc. and CBM-Energy Inc. All inter-company balances and transactions have been eliminated upon consolidation. Ur-Energy Inc. and its wholly-owned subsidiaries are collectively referred to herein as “the Company”.

For fiscal years commencing in 2011, most Canadian publicly listed companies transitioned to International Financial Reporting Standards (“IFRS”) which is now the Canadian standard. An exception to this general rule exists for certain companies that are also U.S. Securities and Exchange Commission (“SEC”) issuers where financial statements prepared in accordance with US GAAP would be acceptable without reconciliation to IFRS. Because the Company’s primary operations are in the United States and because its status with the SEC may eventually require its financial statements to be prepared in accordance with US GAAP, the Company elected to change its basis of accounting and financial reporting to comply with US GAAP effective January 1, 2011.

The Company has accounted for this change in presentation on a retroactive basis. The balance sheet amounts as of December 31, 2010, the comparative operating results for the years ended December 31, 2010 and 2009 and the cumulative operating results for the period from March 22, 2004 through December 31, 2010 were restated accordingly.  A reconciliation of Canadian generally accepted accounting principles (“Canadian GAAP”) and US GAAP is included in Note 16 of the Company’s financial statements as of December 31, 2010 and for the year then ended.

Certain comparative figures have been reclassified to conform to the presentation adopted for the current period.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates management makes in the preparation of these financial statements relate to potential impairment in the carrying value of the Company’s mineral properties and equity investments, fair value of stock based compensation and recoverability of future income taxes. Actual results could differ from those estimates.

Cash and cash equivalents

Cash equivalents are investments in guaranteed investment certificates, certificates of deposit and money market accounts which have a term to maturity at the time of purchase of ninety days or less and which are readily convertible into cash.

Short-term investments

Short-term investments are composed of guaranteed investment certificates and certificates of deposit which have a term to maturity at the time of purchase in excess of ninety days and less than one year. These investments are readily convertible into cash.

Restricted cash

Cash which is restricted contractually or which secures various instruments including primarily letters of credit securing reclamation obligations is shown as restricted cash. It is reflected as a current or non-current asset based upon when it is anticipated to be released.

Mineral properties

Acquisition costs of mineral properties are capitalized. When production is attained, these costs will be amortized on the unit-of- production method based upon the estimated recoverable resource of the mineral property. If properties are abandoned or sold, they are written off. If properties are considered to be impaired in value, the costs of the properties are written down to their estimated fair value at that time.

Exploration costs

Exploration, evaluation and development expenditures, including annual exploration lease and maintenance fees, are charged to earnings as incurred.

Management considers that a mineral property is commercially mineable when it can be legally mined, as indicated by the receipt of key permits. Development expenditures incurred subsequent to the receipt of key permits are capitalized and amortized on the unit-of-production method based upon the estimated recoverable resource of the mineral property.

Capital assets

Capital assets are initially recorded at cost and are then depreciated using a declining balance method using the following lives: software – three years; computers, field vehicles and field equipment – five years; office furniture – seven years. Capitalized pre-construction costs consist of design and engineering costs for the construction of the processing facility as well as deposits on equipment with long lead times. The costs will not be depreciated until the facility is complete and production has begun at which time it will be depreciated over the life of the facility.

Equity investments

Investments in which the Company has a significant influence are accounted for using the equity method, whereby the Company records its proportionate share of the investee’s income or loss.

Impairment of long-lived assets

The Company assesses the possibility of impairment in the net carrying value of its long-lived assets when events or circumstances indicate that the carrying amounts of the asset or asset group may not be recoverable. When potential impairment is indicated, management calculates the estimated undiscounted future net cash flows relating to the asset or asset group using estimated future prices, recoverable indicated resources and other mineral resources, and operating, capital and reclamation costs. When the carrying value of an asset exceeds the related undiscounted cash flows, the asset is written down to its estimated fair value, which is determined using discounted future cash flows or other measures of fair value. Management’s estimates of mineral prices, mineral resources, foreign exchange, production levels and operating capital and reclamation costs are subject to risk and uncertainties that may affect the determination of the recoverability of the long-lived asset. It is possible that material changes could occur that may adversely affect management’s estimates.

Asset retirement obligation

An asset retirement obligation is a legal obligation associated with the retirement of tangible assets that the Company is required to settle. The Company recognizes the fair value of a liability for an asset retirement obligation in the period in which it is incurred when a reasonable estimate of fair value can be made. Adjustments to the asset retirement obligation are charged to expense. The retirement obligations recorded relate entirely to exploration and development drill holes, related monitor wells and site disturbance on the Company's Wyoming properties and are being expensed currently as a cost of exploration and development.

Stock-based compensation

All stock-based compensation payments made to employees, directors and consultants are accounted for in the financial statements. Stock-based compensation cost is measured at the grant date based on the fair value of the reward and is recognized over the related service period. Stock-based compensation cost is charged to exploration and evaluation, development, and general and administrative expense on the same basis as other compensation costs.

Foreign currency translation

The functional currency of the Company is considered to be the Canadian dollar. Monetary assets and liabilities denominated in currencies other than the Canadian dollar are translated using the exchange rate in effect at the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated at the average rates of exchange in effect for the accounting period the assets were acquired or obligations incurred. Expenses are translated at the average exchange rates in effect for the accounting period the transaction is entered into. Translation gains or losses are included in the determination of income or loss in the statement of operations in the period in which they arise.

Income taxes

The Company accounts for income taxes under the asset and liability method which requires the recognition of future income tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities. The Company provides a valuation allowance on net future tax assets unless it is more likely than not that such assets will be realized.

Loss per common share

Basic loss per common share is calculated based upon the weighted average number of common shares outstanding during the period. The diluted loss per common share, which is calculated using the treasury stock method, is equal to the basic loss per common share due to the anti-dilutive effect of stock options, restricted share units and share purchase warrants outstanding.

Classification of financial instruments

The Company’s financial instruments consist of cash and cash equivalents, short-term investments, marketable securities, amounts receivable, restricted cash and accounts payable and accrued liabilities. The Company has made the following classifications for these financial instruments:

•	Marketable securities are classified as “held for trading” and are measured at fair value at the end of each period with any resulting gains and losses recognized in operations.
•	Cash and cash equivalents, short term investments, amounts receivable and restricted cash and are classified as “loans and receivables” and are recorded at amortized cost. Interest income is recorded using the effective interest rate method and is included in income for the period.
•	Accounts payable and accrued liabilities are classified as “other financial liabilities” and are measured at amortized cost.

New Accounting Pronouncements

On June 16, 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-05, Presentation of Comprehensive Income, which amends Topic 200, Comprehensive Income, to facilitate the convergence of US GAAP with IFRS. ASU No. 2011-05 amendments (1) eliminate the option to present components of ‘other comprehensive income’ (“OCI”) in the statement of changes in shareholders’ equity, and (2) permit presentation of total comprehensive income and components of net income in a single statement of comprehensive income, or in two separate, consecutive statements. ASU No. 2011-05 requires presentation of total net income and each component of net income; total comprehensive income and each component of OCI regardless of the choice of statement used, but disclosures are tailored to the choice of financial statement presentation – a single statement or two consecutive statements and presentation of reclassification adjustments for items transferred from OCI to net income on the face of the financial statements where the components of net income and the components of OCI are presented. The amendments do not change current treatment of items in OCI, transfer of items from OCI, or reporting items in OCI net of the related tax impact. ASU No. 2011-05 is effective for fiscal years and interim periods beginning after December 15, 2011. This guidance currently has no effect on the accounting or financial statement presentation by the Company.

On May 12, 2011, the FASB and the International Accounting Standards Board (“IASB”) issued guidance on fair value measurement and disclosure requirements outlined in IFRS 13, Fair Value Measurement, and ASU No. 2011-04, Fair Value Measurement (Topic 820)–Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRS. The amendments do not require additional fair value measurements; they explain how to measure fair value, revise wording to ensure that ‘fair value’ has the same meaning in US GAAP and IFRS, and harmonize disclosure requirements through two distinct amendments categories. The amendments in ASU No. 2011-04 must be applied prospectively effective during interim and annual periods beginning after December 15, 2011.